Document And Entity Information	Sep. 16, 2024
Document Information [Line Items]
Entity, Registrant Name	RICEBRAN TECHNOLOGIES
Document, Type	8-K
Document, Period End Date	Sep. 16, 2024
Entity, Incorporation, State or Country Code	CA
Entity, File Number	0-32565
Entity, Tax Identification Number	87-0673375
Entity, Address, Address Line One	25420 Kuykendahl Rd.
Entity, Address, Address Line Two	Suite B30
Entity, Address, Postal Zip Code	77375
Entity, Address, City or Town	Tomball
Entity, Address, State or Province	TX
City Area Code	218
Local Phone Number	773-7564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001063537